Capital Requirements and Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Actual Capital Amounts and Ratios

The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2014
	Minimum		Well Capitalized				Actual
	Amount	Ratio	Amount		Ratio		Amount	Ratio
Tier 1 Leverage
Consolidated	$602,387	4.00%	$	N/A	N/A	%	$1,408,842	9.36%
IBERIABANK	600,149	4.00		750,186	5.00		1,266,241	8.44

Tier 1 risk-based capital
Consolidated	$504,114	4.00%	$	N/A	N/A	%	$1,408,842	11.18%
IBERIABANK	502,421	4.00		753,631	6.00		1,266,241	10.08

Total risk-based capital
Consolidated	$1,008,227	8.00%	$	N/A	N/A	%	$1,550,789	12.31%
IBERIABANK	1,004,841	8.00		1,256,052	10.00		1,408,188	11.21

	2013
	Minimum		Well Capitalized				Actual
	Amount	Ratio	Amount		Ratio		Amount	Ratio
Tier 1 Leverage
Consolidated	$507,760	4.00%	$	N/A	N/A	%	$1,231,886	9.70%
IBERIABANK	505,723	4.00		632,154	5.00		1,069,783	8.46

Tier 1 risk-based capital
Consolidated	$426,002	4.00%	$	N/A	N/A	%	$1,231,886	11.57%
IBERIABANK	424,578	4.00		636,868	6.00		1,069,783	10.08

Total risk-based capital
Consolidated	$852,005	8.00%	$	N/A	N/A	%	$1,365,280	12.82%
IBERIABANK	849,157	8.00		1,061,446	10.00		1,202,738	11.33